UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  April 30, 2003

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       78
Form 13F Information Table Value Total:       $168,509

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambac Inc                      COM              023139108     3501    69295 SH       SOLE                       0              69295
Amer. Int'l Group              COM              026874107     1062    21485 SH       SOLE                   21485                  0
American Express Co            COM              025816109     1957    58900 SH       SOLE                   58900                  0
AmSouth Bancorporation         COM              032165102     5315   267330 SH       SOLE                   86600             180730
Apache Corp                    COM              037411105      478     7740 SH       SOLE                       0               7740
Atlantic Liberty               COM              048668107      331    22100 SH       SOLE                   22100                  0
Bank Of America Corp           COM              060505104     1749    26170 SH       SOLE                       0              26170
Biomet                         COM              090613100      585    19100 SH       SOLE                   19100                  0
Bristol-Myers Squibb           COM              110122108      269    12749 SH       SOLE                    4500               8249
Burlington Northern            COM              12189T104      407    16360 SH       SOLE                       0              16360
Chelsea Property Group         COM              163421100     3084    82800 SH       SOLE                    7700              75100
ChevronTexaco Corp             COM              166764100      317     4900 SH       SOLE                    4900                  0
Cisco Systems Inc.             COM              17275R102     2092   161158 SH       SOLE                  159158               2000
Citigroup Inc                  COM              020002101     3902   113276 SH       SOLE                  112076               1200
Coca-Cola                      COM              093671105      514    12700 SH       SOLE                   12700                  0
Colgate Palmolive Co           COM              194162103     5803   106600 SH       SOLE                  106600                  0
Comcast Corp - Cl A            COM              200300200     1432    52090 SH       SOLE                   52090                  0
ConAgra Foods Inc              COM              205887102     4393   218750 SH       SOLE                   21400             197350
Consolidated Edison Co         COM              209115104      487    12650 SH       SOLE                   12650                  0
Costco                         COM              22160K105     3443   114650 SH       SOLE                  113250               1400
Cox Communications Inc         COM              224044107      229     7350 SH       SOLE                    7350                  0
Dell Computer                  COM              247025109     3960   145020 SH       SOLE                   62200              82820
Dominion Resources Inc         COM              25746U109     3645    65830 SH       SOLE                       0              65830
DST Systems Inc                COM              233326107      985    36200 SH       SOLE                   36200                  0
EI Du Pont De Nemours          COM              263534109     3105    79890 SH       SOLE                   79390                500
Elan Corp Plc-Adr              COM              284131208      161    57650 SH       SOLE                       0              57650
Eli Lilly & Co.                COM              532457108     1943    34000 SH       SOLE                   34000                  0
Exxon Mobil Corp.              COM              302290101     7546   215900 SH       SOLE                  129898              86002
Fannie Mae                     COM              313586109      758    11600 SH       SOLE                   10600               1000
Fifth Third Bancorp            COM              316773100      846    16850 SH       SOLE                   16850                  0
First Data Corp                COM              319963104      740    20000 SH       SOLE                   20000                  0
Fiserv Inc                     COM              337738108     2102    66787 SH       SOLE                   66787                  0
General Electric Co            COM              369604103     6100   239208 SH       SOLE                  237058               2150
General Mills Inc              COM              370334104      812    17820 SH       SOLE                   17600                220
Gillette Company               COM              375766102     1609    51996 SH       SOLE                   48850               3146
Health Care PPTY Inv           COM              421915109     1169    35058 SH       SOLE                       0              35058
Hilton Hotels Corp.            CONVBOND         432848AL3     3563  3716000 PRN      SOLE                       0            3716000
Intel Corp                     COM              458140100     4014   246550 SH       SOLE                  184215              62335
International Business Machins COM              459200101      234     2982 SH       SOLE                    2280                702
International Rectifier        COM              460254105     1104    56140 SH       SOLE                       0              56140
Jefferson Pilot Corp           COM              475070108     1712    44500 SH       SOLE                   44500                  0
Johnson & Johnson              COM              478160104     6489   112139 SH       SOLE                   38410              73729
Kansas City Southern Inc       COM              485170104      263    23424 SH       SOLE                       0              23424
Kimberly Clark Corp.           COM              494368103     2700    59400 SH       SOLE                   59400                  0
Kinder Morgan Inc              COM              49455P101     1566    34800 SH       SOLE                   21100              13700
Kraft Foods Inc Cl A           COM              50075N104     2466    87450 SH       SOLE                   87450                  0
Legg Mason Inc                 COM              524901105     4131    84755 SH       SOLE                   21500              63255
Lehman Brothers Holdings Inc   COM              524908100      959    16600 SH       SOLE                   16600                  0
Manufactured Home Cmnt         COM              564682102     3624   122420 SH       SOLE                   10050             112370
Marsh & McLennan Cos           COM              571748102     2572    60325 SH       SOLE                   60125                200
McGraw Hill Inc                COM              580645109     3724    66990 SH       SOLE                   35900              31090
Medtronic                      COM              585055106      677    15000 SH       SOLE                   15000                  0
Merck & Company Inc            COM              589331107     4469    81587 SH       SOLE                   41682              39905
Microsoft Corp.                COM              594918104     5718   236170 SH       SOLE                  106120             130050
Nokia Corp                     COM              654902204      815    58175 SH       SOLE                   53000               5175
North Fork Bancorporation      COM              659424105      552    18750 SH       SOLE                    4000              14750
Northern Trust Corp            COM              665859104     1608    52800 SH       SOLE                   52800                  0
Oracle Systems Corp            COM              68389X105      286    26400 SH       SOLE                   23400               3000
Pepsico Inc.                   COM              713448108      453    11315 SH       SOLE                     800              10515
Pfizer Inc.                    COM              717081103     5177   166138 SH       SOLE                  124800              41338
Pharmaceutical Prod. Dev       COM              717124101      211     7840 SH       SOLE                       0               7840
Praxair Inc                    COM              74005P104     2975    52800 SH       SOLE                   52800                  0
Procter & Gamble Co            COM              742718109     4875    54742 SH       SOLE                   51242               3500
Progressive Corp               COM              743315103      412     6940 SH       SOLE                       0               6940
Roslyn Bancorp Inc             COM              778162107      503    28000 SH       SOLE                   28000                  0
Royal Dutch Petroleum          COM              780257804      506    12420 SH       SOLE                   12420                  0
St Jude Medical                COM              790849103      437     8970 SH       SOLE                       0               8970
State Street Corp              COM              857477103     1044    33000 SH       SOLE                   33000                  0
Sun Microsystems Inc           COM              866810104       60    18350 SH       SOLE                   18350                  0
Sungard Data Systems           COM              867363103     2558   120100 SH       SOLE                   38000              82100
Tanger Factory Outlets         COM              875465106      548    17755 SH       SOLE                       0              17755
Viacom Inc                     COM              925524308     2461    67400 SH       SOLE                   67400                  0
Walgreen Co.                   COM              931422109     4696   159285 SH       SOLE                   85250              74035
Washington Reit                COM              939653101     3125   120320 SH       SOLE                       0             120320
Waste Mgmt Inc                 COM              94106L109     3132   147860 SH       SOLE                       0             147860
Weatherford Intl               COM              947074100     3255    86175 SH       SOLE                       0              86175
Wendys Intl Inc Com            COM              950590109     1642    59670 SH       SOLE                       0              59670
Yellow Corp                    COM              985509108      362    15000 SH       SOLE                   15000                  0


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